Note 28 - Segmented Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
28.	Segmented information

Operating segments

Colliers has identified four reportable operating segments. Three segments are grouped geographically into Americas, Asia Pacific and EMEA. The Investment Management segment operates in the Americas and EMEA. The groupings are based on the manner in which the segments are managed. Management assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. Corporate includes the costs of global administrative functions, the corporate head office and for the year ended December 31, 2021, also the settlement of the LTIA (see note 21).

Included in segment total assets at December 31, 2021 are investments in non-consolidated subsidiaries accounted for under the equity method: Americas $2,324 (2020 - $3,147), EMEA $1,599 (2020 - $1,550) and Investment Management $18,567 (2020 - $7,518). The reportable segment information excludes intersegment transactions.

			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2021
Revenues	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129

Depreciation and amortization	80,210	22,868	10,471	27,691	3,854	145,094

Operating earnings (loss)	233,788	59,606	82,023	63,659	(570,577)	(131,501)
Equity earnings	2,352	65	-	3,773	-	6,190
Other income, net						5,083
Interest expense, net						(31,819)
Income tax expense						(85,510)

Net earnings						$(237,557)

Total assets	$1,740,447	$757,980	$387,564	$774,845	$212,894	$3,873,730
Total additions to fixed assets, intangible assets and goodwill	92,059	8,747	3,245	2,861	2,461	109,373

			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2020
Revenues	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857

Depreciation and amortization	56,667	22,391	14,616	27,464	4,768	125,906

Operating earnings (loss)	121,371	8,336	45,221	40,738	(51,088)	164,578
Equity earnings	1,469	75	-	1,181	193	2,919
Other income, net						(13)
Interest expense, net						(30,949)
Income tax expense						(42,046)
Net earnings						$94,489

Total assets	$1,640,046	$648,557	$384,001	$694,270	$(74,707)	$3,292,167
Total additions to fixed assets, intangible assets and goodwill	357,187	8,194	4,593	3,669	2,255	375,898

Geographic information

Revenues in each geographic region are reported by customer locations.

GEOGRAPHIC INFORMATION
	2021	2020

United States
Revenues	$2,232,277	$1,432,288
Total long-lived assets	1,442,476	1,378,648

Canada
Revenues	$437,307	$304,039
Total long-lived assets	81,897	82,520

Euro currency countries
Revenues	$343,364	$280,853
Total long-lived assets	269,104	306,472

Australia
Revenues	$320,959	$190,106
Total long-lived assets	72,572	84,758

United Kingdom
Revenues	$170,896	$135,572
Total long-lived assets	70,968	79,738

China
Revenues	$108,898	$90,390
Total long-lived assets	9,908	8,316

Other
Revenues	$475,428	$353,609
Total long-lived assets	167,225	176,217

Consolidated
Revenues	$4,089,129	$2,786,857
Total long-lived assets	2,114,150	2,116,669